DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		06/30/2012
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	July 31, 2012
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1145    45900 SH       Sole                                      45900
3M Company                     COM              88579Y101      763     8513 SH       Sole                                       8513
A T & T Corp                   COM              00206R102    22445   629425 SH       Sole                                     629425
Abbott Laboratories            COM              002824100    12298   190752 SH       Sole                                     190752
Agrium Inc                     COM              008916108    11041   124794 SH       Sole                                     124794
Alexco Resource Corp           COM              01535P106      715   162160 SH       Sole                                     162160
Allied Nevada Gold Corp        COM              019344100    15611   550087 SH       Sole                                     550087
American Electric Power Inc    COM              025537101     9552   239400 SH       Sole                                     239400
Amerigas Partners Inc          COM              030975106     9469   232361 SH       Sole                                     232361
Anadarko Petroleum Corp        COM              032511107    26200   395767 SH       Sole                                     395767
Apache Corp                    COM              037411105    14107   160509 SH       Sole                                     160509
Ashland Inc                    COM              044209104    15072   217460 SH       Sole                                     217460
BP P.L.C.                      COM              055622104      259     6388 SH       Sole                                       6388
Bristol Myers Squibb Co        COM              110122108    23179   644765 SH       Sole                                     644765
Canadian National Railroad     COM              136375102      943    11180 SH       Sole                                      11180
CBS Corp Class B               COM              124857202    14341   437484 SH       Sole                                     437484
Chevron Texaco Corp            COM              166764100     2594    24590 SH       Sole                                      24590
Cliffs Natural Resources Corp  COM              18683K101    21957   445467 SH       Sole                                     445467
Colgate-Palmolive Co           COM              194162103     4725    45389 SH       Sole                                      45389
Con Edison Co Of NY            COM              209115104    10277   165250 SH       Sole                                     165250
CSX Corp                       COM              126408103     9560   427555 SH       Sole                                     427555
Deere & Co                     COM              244199105    12302   152120 SH       Sole                                     152120
Devon Energy Corp              COM              25179M103    14061   242475 SH       Sole                                     242475
Diageo Corp                    COM              25243Q205     1720    16684 SH       Sole                                      16684
Duke Energy Corp               COM              26441c204    17329   751481 SH       Sole                                     751481
Eaton Corp                     COM              278058102    15796   398586 SH       Sole                                     398586
Energy Transfer Part LP        COM              29273r109     3038    68750 SH       Sole                                      68750
Enterprise Products Partners L COM              293792107    34645   676134 SH       Sole                                     676134
Equinix Inc                    COM              29444u502      783     4460 SH       Sole                                       4460
Exxon Mobil Corp               COM              30231G102     2275    26591 SH       Sole                                      26591
Freeport McMoran Copper & Gold COM              35671D857     6029   176952 SH       Sole                                     176952
General Dynamics Corp          COM              369550108     3514    53282 SH       Sole                                      53282
General Electric Co            COM              369604103    18185   872580 SH       Sole                                     872580
General Mills Inc              COM              370334104     7960   206540 SH       Sole                                     206540
H J Heinz Co                   COM              423074103     9005   165586 SH       Sole                                     165586
Hess Corp                      COM              42809H107    11786   271248 SH       Sole                                     271248
Integrys Energy Group Inc      COM              45822p105     1290    22685 SH       Sole                                      22685
Interxion Holding N V          COM              N47279109     6068   335050 SH       Sole                                     335050
Intl Business Machines Corp    COM              459200101     2520    12884 SH       Sole                                      12884
ITT Industries Inc             COM              450911201     6620   376163 SH       Sole                                     376163
Johnson & Johnson              COM              478160104     4240    62759 SH       Sole                                      62759
Kinder Morgan Energy Partners  COM              494550106     4924    62660 SH       Sole                                      62660
Kinder Morgan Inc              COM              49456B101    21006   651948 SH       Sole                                     651948
Linn Energy LLC                COM              536020100    20399   535405 SH       Sole                                     535405
Merck & Co Inc                 COM              58933y105     6737   161370 SH       Sole                                     161370
Mesabi Trust                   COM              590672101      565    20550 SH       Sole                                      20550
Molycorp Inc                   COM              608753109    18529   859799 SH       Sole                                     859799
New Gold Inc                   COM              644535106    26725  2813210 SH       Sole                                    2813210
Newmont Mining Corp            COM              651639106      668    13765 SH       Sole                                      13765
Norfolk & Southern Corp        COM              655844108     9161   127649 SH       Sole                                     127649
Northrop Grumman Corp          COM              666807102     9735   152615 SH       Sole                                     152615
Novartis AG-Sponsored ADR      COM              66987V109     6364   113850 SH       Sole                                     113850
Occidental Petroleum Corp      COM              674599105     2908    33904 SH       Sole                                      33904
Pepsico Inc                    COM              713448108     5210    73731 SH       Sole                                      73731
Phillips 66                    COM              718546104     5787   174093 SH       Sole                                     174093
RIO Tinto PLC                  COM              767204100      246     5150 SH       Sole                                       5150
San Juan Basin Royalty Tr      COM              798241105      381    25450 SH       Sole                                      25450
South Jersey Industries        COM              838518108      436     8550 SH       Sole                                       8550
Southern Co                    COM              842587107     6725   145250 SH       Sole                                     145250
Spectra Energy Corp            COM              847560109      382    13140 SH       Sole                                      13140
Street Tracks Gold Trust       COM              78463v107     2624    16909 SH       Sole                                      16909
Target Corporation             COM              87612E106     5978   102726 SH       Sole                                     102726
Teekay Offshore Partners L.P.  COM              y8565j101     6760   241865 SH       Sole                                     241865
Union Pacific Corp             COM              907818108     5671    47529 SH       Sole                                      47529
United Technologies            COM              913017109      411     5441 SH       Sole                                       5441
Weingarten Realty SBI          COM              948741103     1078    40945 SH       Sole                                      40945
Xcel Energy Inc                COM              98389B100     4629   162945 SH       Sole                                     162945
Yukon Nevada Gold Corp         COM              98849q101     2634  8048100 SH       Sole                                    8048100